Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure	$ 40,753,000	$ 34,839,000
Fair Value Measurements Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Fair Value Measurements Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Fair Value Measurements Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure	$ 40,753,000	34,839,000
42 Telecom Ltd [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		3,732,734
42 Telecom Ltd [Member] | Fair Value Measurements Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member] | Fair Value Measurements Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member] | Fair Value Measurements Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		3,732,734
Telvantis Voice Services, Inc [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		31,105,750
Telvantis Voice Services, Inc [Member] | Fair Value Measurements Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Telvantis Voice Services, Inc [Member] | Fair Value Measurements Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Telvantis Voice Services, Inc [Member] | Fair Value Measurements Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		$ 31,105,750